Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of AOCL components

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
December 31, 2017				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(20,152)	(979)	(22,680)	(63,232)	(37,637)	(100,869)	(144,680)
Other comprehensive income (loss), net of taxes	2,603	140	6,943	1,891	4,051	5,942	15,628
Balance at end of year	(17,549)	(839)	(15,737)	(61,341)	(33,586)	(94,927)	(129,052)

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
December 31, 2016				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(13,645)	(2,350)	(57)	(46,331)	(28,114)	(74,445)	(90,497)
Transfer of AFS investments to HTM investments	—	1,442	(1,442)	—	—	—	—
Other comprehensive income (loss), net of taxes	(6,507)	(71)	(21,181)	(16,901)	(9,523)	(26,424)	(54,183)
Balance at end of year	(20,152)	(979)	(22,680)	(63,232)	(37,637)	(100,869)	(144,680)

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
December 31, 2015				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(10,506)	—	9,021	(53,169)	(22,866)	(76,035)	(77,520)
Transfer of AFS investments to HTM investments	—	(2,715)	2,715	—	—	—	—
Other comprehensive income (loss), net of taxes	(3,139)	365	(11,793)	6,838	(5,248)	1,590	(12,977)
Balance at end of year	(13,645)	(2,350)	(57)	(46,331)	(28,114)	(74,445)	(90,497)

Schedule of net change in AOCL components

Net Change of AOCL Components		Year ended
	Line item in the consolidated statements of operations, if any	December 31, 2017	December 31, 2016	December 31, 2015
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	12,568	(25,691)	(9,723)
Gains (loss) on net investment hedge	N/A	(9,965)	19,184	6,584
Net change		2,603	(6,507)	(3,139)

Held-to-maturity investment adjustments
Net unamortized gains (losses) transferred from AFS	N/A	—	1,442	(2,715)
Amortization of net gains (losses) to net income	Interest income on investments	140	(71)	378
Foreign currency translation adjustments of related balances	N/A	—	—	(13)
Net change		140	1,371	(2,350)

Available-for-sale investment adjustments
Gross unrealized gains (losses)	N/A	11,129	(19,635)	(16,337)
Net unrealized (gains) losses transferred to HTM	N/A	—	(1,442)	2,715
Transfer of realized (gains) losses to net income	Net realized gains (losses) on AFS investments	(4,186)	(1,546)	4,407
Foreign currency translation adjustments of related balances	N/A	—	—	137
Net change		6,943	(22,623)	(9,078)

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	1,472	(19,956)	5,096
Amortization of actuarial losses	Salaries and other employee benefits	2,247	1,702	1,703
Change in deferred taxes	N/A	(595)	1,315	(391)
Foreign currency translation adjustments of related balances	N/A	(1,233)	38	430
Net change		1,891	(16,901)	6,838

Post-retirement healthcare plan
Net actuarial (loss)	N/A	1,296	(5,911)	(2,252)
Amortization of net actuarial losses	Salaries and other employee benefits	3,514	2,731	3,347
Amortization of prior service credit	Salaries and other employee benefits	(759)	(6,343)	(6,343)
Net change		4,051	(9,523)	(5,248)

Other comprehensive income (loss), net of taxes		15,628	(54,183)	(12,977)